Financial assets - Current (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets - current [Abstract]
Schedule of current financial assets

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Term accounts	1,842,200	1,878,890
Total current financial assets	1,842,200	1,878,890